Reinsurance - Additional Information (Details)			1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2021	Jul. 01, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Aggregate Excess of Loss Reinsurance Contract, threshold loss ratio					50.00%
Aggregate Excess of Loss Reinsurance Contract, deductible - percent of earned premium					10.00%
Proportional Reinsurance Contracts [Member]
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance	70.00%	75.00%	75.00%
Ceded commission percentage		25.00%		25.00%
Claims funding percentage		75.00%		75.00%
Reinsurance contract, term		3 years
Non-Proportional Reinsurance Contracts [Member]
Effects of Reinsurance [Line Items]
Percent of contracts subject to participation through reinsurance		25.00%		25.00%
Reinsurance contract, term		1 year